INCOME TAXES (Schedule of Income before Income Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income before income taxes	$ 29,346,071	$ 27,096,072	$ 16,318,357
PRC [Member]
Income Taxes [Line Items]
Income before income taxes	32,246,850	23,827,863	16,533,265
Hong Kong [Member]
Income Taxes [Line Items]
Income before income taxes	(306,499)	(319,685)	(182,447)
Cayman Islands [Member]
Income Taxes [Line Items]
Income before income taxes	$ (2,594,280)	$ 3,587,894	$ (32,461)